DERIVATIVE LIABILITIES - Top-Up Rights (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2021	Aug. 31, 2022	Aug. 31, 2021
Disclosure of financial liabilities [line items]
Issuance of shares in the period (in shares)	58,336,392		58,336,392
Proportion of ownership interests held by non-controlling interests	19.90%
Liabilities		$ 69,049	$ 74,212
Top Up Rights
Disclosure of financial liabilities [line items]
Liabilities	$ 2,740	735	2,508
Revaluation of Top-up Rights		$ (1,769)	$ 232